Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 22, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,593				$ 3,808
Less: current portion of long-term debt	(170)				(567)
Less: current portion of lease liabilities	(5)				(5)
Total current long-term debt and lease liabilities	(175)				(572)
Total non-current credit facilities, long-term debt and lease liabilities	3,418				3,236
Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Carrying value	95				143
Notional amount	98				145
Term facility
Disclosure of detailed information about borrowings [line items]
Carrying value	0				400
Notional amount	0				400
7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	110				110
Notional amount	110				110
6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	141				141
Notional amount	141				141
5.6% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	446				0
Notional amount	$ 450				0
7.8% Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 400
Interest	7.80%	7.80%	7.80%
7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0				569
Notional amount	$ 0				575
Interest	7.80%	7.80%	7.80%
6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 403				426
Notional amount	411				431
Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	98				133
Notional amount	98				134
New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	83				93
Notional amount	84				94
Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	164				179
Notional amount	$ 166				182
Interest	4.50%	4.50%	4.50%
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 150				157
Notional amount	152				160
Pingston bond
Disclosure of detailed information about borrowings [line items]
Carrying value	39				39
Notional amount	39				39
TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Carrying value	65				75
Notional amount	66				76
TEC Hedland PTY Ltd bond(4) | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value	671				675
Notional amount	677				683
Heartland term facility
Disclosure of detailed information about borrowings [line items]
Carrying value	201				224
Notional amount	201				224
TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	166				192
Notional amount	167				193
Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	70				90
Notional amount	73	$ 54			94	$ 65
Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	4				7
Notional amount	4	3			7	5
North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	2				4
Notional amount	2	1			4	3
Total long-term debt
Disclosure of detailed information about borrowings [line items]
Carrying value	3,447				3,657
Notional amount	3,487				3,692
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying value	146				151
Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Notional amount		700				$ 700
South Hedland Bond | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 737				$ 761
5.9% Senior Notes
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 400
Notional amount	$ 541	$ 400
Interest	5.90%	5.90%	5.90%	5.90%
5.9% Senior Notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 539				0
Notional amount	$ 548				$ 0
Interest	5.90%	5.90%	5.90%
Weighted average | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Interest	4.20%	4.20%	4.20%		5.30%	5.30%	5.30%
Weighted average | Term facility
Disclosure of detailed information about borrowings [line items]
Interest	0.00%	0.00%	0.00%		5.60%	5.60%	5.60%
Weighted average | 7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%		7.30%	7.30%	7.30%
Weighted average | 6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	6.90%	6.90%	6.90%		6.90%	6.90%	6.90%
Weighted average | 5.6% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	5.60%	5.60%	5.60%		0.00%	0.00%	0.00%
Weighted average | 7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	0.00%	0.00%	0.00%		7.80%	7.80%	7.80%
Weighted average | 6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.50%	6.50%	6.50%		6.50%	6.50%	6.50%
Weighted average | Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.80%	3.80%	3.80%		3.80%	3.80%	3.80%
Weighted average | New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Weighted average | Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest					4.50%	4.50%	4.50%
Weighted average | Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.40%	3.40%	3.40%		3.40%	3.40%	3.40%
Weighted average | Pingston bond
Disclosure of detailed information about borrowings [line items]
Interest	6.20%	6.20%	6.20%		6.20%	6.20%	6.20%
Weighted average | TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Interest	6.70%	6.70%	6.70%		8.30%	8.30%	8.30%
Weighted average | TEC Hedland PTY Ltd bond(4) | AUD
Disclosure of detailed information about borrowings [line items]
Interest	4.10%	4.10%	4.10%		4.10%	4.10%	4.10%
Weighted average | Heartland term facility
Disclosure of detailed information about borrowings [line items]
Interest	5.30%	5.30%	5.30%		6.60%	6.60%	6.60%
Weighted average | TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.60%	6.60%	6.60%		6.60%	6.60%	6.60%
Weighted average | Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Interest	10.50%	10.50%	10.50%		10.50%	10.50%	10.50%
Weighted average | North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%		7.30%	7.30%	7.30%
Weighted average | 5.9% Senior Notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	5.90%	5.90%	5.90%		0.00%	0.00%	0.00%